Schedule of quality assurance receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Quality assurance receivable gross	¥ 1,896,659	¥ 2,066,540
Quality assurance receivable gross current	1,796,736	1,969,550
Accounts Receivables 1 to 89 Days Past Due [Member]
Quality assurance receivable gross	63,798	60,194
Accounts Receivables 90 to 119 Days Past Due [Member]
Quality assurance receivable gross	14,201	12,329
Accounts Receivables 120 to149 Days Past Due [Member]
Quality assurance receivable gross	11,548	12,055
Accounts Receivables 150 to179 Days Past Due [Member]
Quality assurance receivable gross	10,376	12,412
Accounts Receivables Total Past Due [Member]
Quality assurance receivable gross	99,923	96,990
New borrowers [Member]
Quality assurance receivable gross	641,416	566,392
Quality assurance receivable gross current	619,165	545,255
New borrowers [Member] | Accounts Receivables 1 to 89 Days Past Due [Member]
Quality assurance receivable gross	15,447	15,289
New borrowers [Member] | Accounts Receivables 90 to 119 Days Past Due [Member]
Quality assurance receivable gross	2,647	1,980
New borrowers [Member] | Accounts Receivables 120 to149 Days Past Due [Member]
Quality assurance receivable gross	2,153	1,878
New borrowers [Member] | Accounts Receivables 150 to179 Days Past Due [Member]
Quality assurance receivable gross	2,004	1,990
New borrowers [Member] | Accounts Receivables Total Past Due [Member]
Quality assurance receivable gross	22,251	21,137
Repeat Borrowers [Member]
Quality assurance receivable gross	1,255,243	1,500,148
Quality assurance receivable gross current	1,177,571	1,424,295
Repeat Borrowers [Member] | Accounts Receivables 1 to 89 Days Past Due [Member]
Quality assurance receivable gross	48,351	44,905
Repeat Borrowers [Member] | Accounts Receivables 90 to 119 Days Past Due [Member]
Quality assurance receivable gross	11,554	10,349
Repeat Borrowers [Member] | Accounts Receivables 120 to149 Days Past Due [Member]
Quality assurance receivable gross	9,395	10,177
Repeat Borrowers [Member] | Accounts Receivables 150 to179 Days Past Due [Member]
Quality assurance receivable gross	8,372	10,422
Repeat Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Quality assurance receivable gross	¥ 77,672	¥ 75,853